INVENTORIES - Components of Inventory, Net of Reserves (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Inventory Disclosure [Abstract]
Raw materials	$ 378,481	$ 331,465
Work-in-progress	167,390	145,462
Finished goods	196,763	181,583
Total inventories	$ 742,634	$ 658,510